Taxes (Details Narrative) - Uncertainty On Transfer Pricing Over Exportation Of Ores To Foreign Subsidiary [Member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Tax authorities	$ 4,982	$ 5,408
Tax effect of tax losses	$ 658	$ 754